Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2016
Transactions with Related Parties [Abstract]
Balances and Transactions with Related Parties
Consolidated Balance Sheets	As of June 30, 2016	As of December 31, 2015
Assets:
Advances for vessels under construction (f)	$-	$18,172
Total assets	$-	$18,172

Liabilities:
Manager - payments on behalf of the Partnership (a)	$12,871	$21,264
Management fee payable to CSM (b)	896	890
Due to related parties	$13,767	$22,154
Deferred revenue - current (e)	1,437	4,253
Total liabilities	$15,204	$26,407

Consolidated Statement of Comprehensive Income	For the six month periods ended June 30,
	2016	2015
Revenues (c)	$19,203	$36,052
Voyage expenses	189	206
Vessel operating expenses	5,301	5,863
General and administrative expenses (d)	511	1,278

Charter Agreements

Vessel Name	Time Charter (TC) in years	Commencement or expected beginning of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1 TC	09/2014	09/2015	$14.3 ($14.1)
M/T Agisilaos	1 TC	09/2015	06/2016	$14.5 ($14.3)
M/T Axios	1 TC	07/2014	06/2015	$14.8 ($14.6)
M/T Arionas	1.2 TC	12/2014	01/2016	$15.0 ($14.8)
M/T Amore Mio II	1 TC	12/2013	04/2015	$17.0 ($16.8)
M/T Amore Mio II	1 to 1.2 TC	04/2015	09/2015	$27.0 ($26.7)
M/T Avax	1 TC	09/2014	06/2015	$14.8 ($14.6)
M/T Akeraios	1.5 TC	07/2013	03/2015	$15.0 ($14.8)
M/T Akeraios	2 TC	03/2015	04/2016	$15.6 ($15.4)
M/T Apostolos	1.2 to 1.5 TC	10/2013	04/2015	$14.9 ($14.7)
M/T Apostolos	2 TC	04/2015	01/2016	$15.6 ($15.4)
M/T Anemos I	1.2 to 1.5 TC	12/2013	06/2015	$14.9 ($14.7)
M/T Anemos I	1 TC	06/2015	01/2016	$17.3 ($17.0)
M/T Aristotelis	1.5 to 2 TC	12/2013	12/2015	$17.0 ($16.8)
M/T Aristotelis	1.1 to 1.3 TC	12/2015	01/2017	$19.0 ($18.8)
M/T Amoureux	1 TC	01/2014	04/2015	$24.0 ($23.7)
M/T Aias	1 TC	12/2013	02/2015	$24.0 ($23.7)
M/T Assos	1 TC	06/2014	04/2015	$14.8 ($14.6)
M/T Atrotos	1 TC	05/2014	05/2015	$14.8 ($14.6)
M/T Atrotos	1 TC	05/2015	12/2015	$15.3 ($15.1)
M/T Ayrton II	2 TC	02/2016	01/2018	$18.0 ($17.8)
M/T Miltiadis M II	0.6 TC	09/2015	05/2016	$35.0 ($34.6)
M/T Active	2 TC	04/2015	06/2015	$17.0 ($16.8)
M/T Amadeus	2 TC	06/2015	05/2017	$17.0 ($16.8)